Shareholder Report, Line Graph (Details) - USD ($)			9 Months Ended	12 Months Ended	21 Months Ended	24 Months Ended	33 Months Ended	36 Months Ended	45 Months Ended	48 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	84 Months Ended	93 Months Ended	96 Months Ended	105 Months Ended	108 Months Ended	120 Months Ended
	Apr. 03, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Cohen & Steers Real Estate Securities Fund, Inc. | Class A
Account Value [Line Items]
Line Graph and Table Measure Name																					Class A
Accumulated Value		$ 9,550		$ 10,290		$ 11,091		$ 10,585		$ 13,885		$ 13,607		$ 19,278		$ 14,172		$ 15,983		$ 17,019	$ 17,699
Cohen & Steers Real Estate Securities Fund, Inc. | Class C
Account Value [Line Items]
Line Graph and Table Measure Name																					Class C
Accumulated Value		10,000		10,703		11,460		10,867		14,162		13,794		19,410		14,169		15,893		16,799	$ 17,368
Cohen & Steers Real Estate Securities Fund, Inc. | Class F
Account Value [Line Items]
Line Graph and Table Measure Name																			Class F
Accumulated Value	$ 10,000		$ 10,616		$ 10,169		$ 13,387		$ 13,165		$ 18,719		$ 13,800		$ 15,636		$ 16,699		$ 17,434
Cohen & Steers Real Estate Securities Fund, Inc. | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																					Class I
Accumulated Value		100,000		107,999		116,735		111,731		146,959		144,381		205,126		151,095		170,961		182,440	$ 190,308
Cohen & Steers Real Estate Securities Fund, Inc. | Class R
Account Value [Line Items]
Line Graph and Table Measure Name																					Class R
Accumulated Value		10,000		10,762		11,583		11,034		14,462		14,147		20,014		14,685		16,544		17,585	$ 18,272
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																					Class Z
Accumulated Value		10,000		10,806		11,689		11,197		14,740		14,495		20,610		15,205		17,216		18,386	$ 19,196
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																					S&P 500 Index
Accumulated Value		10,000		11,196		13,640		13,042		17,149		20,304		26,132		21,399		27,025		33,786	$ 39,827
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																					S&P 500 Index
Accumulated Value		10,000		11,196		13,640		13,042		17,149		20,304		26,132		21,399		27,025		33,786	$ 39,827
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																			S&P 500 Index
Accumulated Value	10,000		11,505		11,000		14,464		17,125		22,041		18,049		22,794		28,497		$ 33,592
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																					S&P 500 Index
Accumulated Value		100,000		111,960		136,403		130,422		171,487		203,039		261,322		213,995		270,249		337,864	$ 398,274
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																					S&P 500 Index
Accumulated Value		10,000		11,196		13,640		13,042		17,149		20,304		26,132		21,399		27,025		33,786	$ 39,827
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																					S&P 500 Index
Accumulated Value		10,000		11,196		13,640		13,042		17,149		20,304		26,132		21,399		27,025		33,786	$ 39,827
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name																					Linked Index1
Accumulated Value		10,000		10,852		11,419		10,891		13,912		13,200		18,651		13,998		15,587		16,355	$ 16,726
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name																					Linked Index1
Accumulated Value		10,000		10,852		11,419		10,891		13,912		13,200		18,651		13,998		15,587		16,355	$ 16,726
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Linked Index1
Accumulated Value	$ 10,000		$ 10,380		$ 9,900		$ 12,646		$ 11,999		$ 16,954		$ 12,724		$ 14,169		$ 14,867		$ 15,204
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name																					Linked Index1
Accumulated Value		100,000		108,519		114,190		108,911		139,122		131,996		186,509		139,978		155,874		163,546	$ 167,259
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name																					Linked Index1
Accumulated Value		10,000		10,852		11,419		10,891		13,912		13,200		18,651		13,998		15,587		16,355	$ 16,726
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name																					Linked Index1
Accumulated Value		$ 10,000		$ 10,852		$ 11,419		$ 10,891		$ 13,912		$ 13,200		$ 18,651		$ 13,998		$ 15,587		$ 16,355	$ 16,726